Other equity reserves (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure of reserves within equity [abstract]
Schedule of reserves within equity

	Translation £m	Cash flow hedge £m	Cost of hedging £m	Available-for-sale £m	FVOCI equity £m	FVOCI debt £m	Own credit £m	Capital redemption £m	Merger £m	Total £m
At 1 April 2018 (as previously reported)	390	128	—	88	—	—	—	19	(5,165)	(4,540)
Transfer on transition to IFRS 9	—	(3)	76	(88)	34	46	7	—	—	72
At 1 April 2018 (as restated)	390	125	76	—	34	46	7	19	(5,165)	(4,468)
Exchange adjustments[1,2]	360	—	—	—	—	—	—	—	—	360
Net (losses)/gains taken to equity	—	(206)	(107)	—	—	2	7	—	—	(304)
Share of net gains of associates taken to equity	—	1	—	—	—	—	—	—	—	1
Transferred to profit or loss	—	166	41	—	—	—	—	—	—	207
Net losses in respect of cash flow hedging of capital expenditure	—	(13)	—	—	—	—	—	—	—	(13)
Tax	—	6	7	—	—	—	(1)	—	—	12
Cash flow hedges transferred to the statement of financial position, net of tax	—	(18)	—	—	—	—	—	—	—	(18)
At 1 April 2019	750	61	17	—	34	48	13	19	(5,165)	(4,223)
Exchange adjustments[1,2]	560	—	—	—	—	—	—	—	—	560
Net losses taken to equity	—	(142)	(33)	—	(13)	(15)	(3)	—	—	(206)
Share of net losses of associates taken to equity	—	(5)	—	—	—	—	—	—	—	(5)
Transferred to profit or loss	—	14	(45)	—	—	—	—	—	—	(31)
Net losses in respect of cash flow hedging of capital expenditure	—	(17)	—	—	—	—	—	—	—	(17)
Tax	—	29	11	—	4	(2)	—	—	—	42
Cash flow hedges transferred to the statement of financial position, net of tax	—	(15)	—	—	—	—	—	—	—	(15)
At 1 April 2020	1,310	(75)	(50)	—	25	31	10	19	(5,165)	(3,895)
Exchange adjustments¹	(1,345)	—	—	—	—	—	—	—	—	(1,345)
Net gains/(losses) taken to equity	—	14	11	—	36	80	(11)	—	—	130
Share of net gains of associates taken to equity	—	1	—	—	—	—	—	—	—	1
Transferred to profit or loss	—	56	3	—	—	—	—	—	—	59
Net losses in respect of cash flow hedging of capital expenditure	—	(14)	—	—	—	—	—	—	—	(14)
Tax	—	(13)	8	—	(10)	—	2	—	—	(13)
Cash flow hedges transferred to the statement of financial position, net of tax	—	(17)	—	—	—	—	—	—	—	(17)
At 31 March 2021	(35)	(48)	(28)	—	51	111	1	19	(5,165)	(5,094)
1.    The exchange adjustments recorded in the translation reserve comprise a loss of £1,507 million (2020: gain of £545 million; 2019: gain of £896 million) relating to the translation of foreign operations offset by a gain of £183 million (2020: gain of £5 million; 2019: loss of £550 million) relating to borrowings, cross-currency swaps and foreign exchange forward contracts used to hedge the net investment in non-sterling denominated subsidiaries.
2.    Comparative amounts have been revised as described in note 1F.